Vessels and other fixed assets, net (Tables)	12 Months Ended
Dec. 31, 2018
Property, Plant and Equipment [Abstract]
Schedule of vessels and other fixed assets, net
	December 31, 2017	December 31, 2018
Cost
Vessels	$2,184,841	$3,147,072
Other fixed assets	2,015	2,201
Total cost	2,186,856	3,149,273
Accumulated depreciation	(411,775)	(493,165)
Vessels and other fixed assets, net	$1,775,081	$2,656,108

Capital lease obligations, Principal payments
Twelve month periods ending	Amount
December 31, 2019	$94,352
December 31, 2020	82,228
December 31, 2021	79,889
December 31, 2022	76,930
December 31, 2023	180,771
December 31, 2024 and thereafter	216,024
Total bareboat lease minimum payments	$730,194
Unamortized debt issuance costs	2,975
Total bareboat lease minimum payments, net	$727,219
Excluding bareboat lease interest	120,457
Lease commitments – short term	65,837
Lease commitments – long term	540,925